LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.22%
Aerospace & Defense–3.31%
Airbus SE	38,961	$9,029,508
†Boeing Co.	33,458	7,221,240
L3Harris Technologies, Inc.	51,888	15,847,114
Lockheed Martin Corp.	56,656	28,283,242
RTX Corp.	44,089	7,377,412
		67,758,516
Air Freight & Logistics–0.56%
United Parcel Service, Inc. Class B	138,463	11,565,814
		11,565,814
Automobile Components–0.16%
Autoliv, Inc.	13,403	1,655,271
Lear Corp.	16,686	1,678,778
		3,334,049
Automobiles–1.06%
Ford Motor Co.	734,853	8,788,842
General Motors Co.	213,353	13,008,132
		21,796,974
Banks–9.57%
1st Source Corp.	3,561	219,215
Bank of America Corp.	344,265	17,760,631
Bank OZK	20,043	1,021,792
Banner Corp.	6,674	437,147
Cathay General Bancorp	13,118	629,795
Central Pacific Financial Corp.	4,242	128,702
Citigroup, Inc.	522,045	52,987,568
City Holding Co.	2,751	340,766
Columbia Banking System, Inc.	57,350	1,476,189
Comerica, Inc.	24,360	1,669,147
CVB Financial Corp.	24,875	470,386
East West Bancorp, Inc.	26,193	2,788,245
Fifth Third Bancorp	125,572	5,594,233
First Citizens BancShares, Inc. Class A	19,386	34,684,656
First Commonwealth Financial Corp.	20,692	352,799
First Financial Corp.	2,458	138,730
German American Bancorp, Inc.	7,697	302,261
International Bancshares Corp.	10,228	703,175
JPMorgan Chase & Co.	58,495	18,451,078
Lakeland Financial Corp.	5,261	337,756
Northwest Bancshares, Inc.	27,288	338,098
OFG Bancorp	8,586	373,405
Regions Financial Corp.	168,934	4,454,790
S&T Bancorp, Inc.	7,144	268,543
Wells Fargo & Co.	595,698	49,931,406
		195,860,513
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–2.08%
Coca-Cola Co.	271,028	$17,974,577
Keurig Dr. Pepper, Inc.	271,510	6,926,220
PepsiCo, Inc.	125,889	17,679,851
		42,580,648
Biotechnology–1.91%
AbbVie, Inc.	88,307	20,446,603
Amgen, Inc.	65,920	18,602,624
		39,049,227
Broadline Retail–1.86%
†Amazon.com, Inc.	173,121	38,012,178
		38,012,178
Building Products–0.38%
Fortune Brands Innovations, Inc.	145,299	7,757,514
		7,757,514
Capital Markets–3.10%
Artisan Partners Asset Management, Inc. Class A	14,560	631,904
Carlyle Group, Inc.	217,362	13,628,597
Charles Schwab Corp.	125,483	11,979,862
Cohen & Steers, Inc.	6,005	393,988
Federated Hermes, Inc.	14,734	765,137
Intercontinental Exchange, Inc.	177,387	29,886,162
Janus Henderson Group PLC	24,752	1,101,712
Moelis & Co. Class A	7,310	521,349
T. Rowe Price Group, Inc.	41,821	4,292,507
Virtus Investment Partners, Inc.	1,432	272,123
		63,473,341
Chemicals–1.94%
Air Products & Chemicals, Inc.	40,512	11,048,433
CF Industries Holdings, Inc.	30,499	2,735,760
FMC Corp.	23,554	792,121
Huntsman Corp.	30,120	270,478
LyondellBasell Industries NV Class A	183,590	9,003,253
PPG Industries, Inc.	150,109	15,777,957
		39,628,002
Commercial Services & Supplies–0.83%
Ennis, Inc.	4,193	76,648
Rentokil Initial PLC	3,358,523	16,974,419
		17,051,067
Communications Equipment–1.63%
Cisco Systems, Inc.	487,982	33,387,729
		33,387,729
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.77%
Dollar General Corp.	221,733	$22,916,105
Sysco Corp.	67,509	5,558,691
Target Corp.	85,448	7,664,686
		36,139,482
Containers & Packaging–1.54%
Amcor PLC	435,072	3,558,889
Crown Holdings, Inc.	91,282	8,816,929
Packaging Corp. of America	16,839	3,669,723
Sealed Air Corp.	437,100	15,451,485
		31,497,026
Diversified Telecommunication Services–1.60%
Verizon Communications, Inc.	747,367	32,846,780
		32,846,780
Electric Utilities–2.21%
American Electric Power Co., Inc.	62,556	7,037,550
Edison International	114,477	6,328,289
Evergy, Inc.	127,190	9,668,984
Exelon Corp.	357,623	16,096,611
PG&E Corp.	402,229	6,065,613
		45,197,047
Electronic Equipment, Instruments & Components–0.62%
CDW Corp.	68,314	10,881,054
Ralliant Corp.	43,488	1,901,730
		12,782,784
Energy Equipment & Services–0.66%
Halliburton Co.	160,541	3,949,308
Schlumberger NV	280,353	9,635,733
		13,585,041
Entertainment–1.44%
Electronic Arts, Inc.	104,214	21,019,964
Walt Disney Co.	73,120	8,372,240
		29,392,204
Financial Services–1.58%
Fidelity National Information Services, Inc.	471,045	31,060,707
Radian Group, Inc.	25,714	931,361
Western Union Co.	50,224	401,290
		32,393,358
Food Products–2.47%
Archer-Daniels-Midland Co.	90,250	5,391,535
Campbell's Co.	243,238	7,681,456
Flowers Foods, Inc.	36,256	473,141
General Mills, Inc.	100,578	5,071,143
Hershey Co.	27,868	5,212,709
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Kraft Heinz Co.	636,051	$16,562,768
Lamb Weston Holdings, Inc.	173,520	10,078,042
		50,470,794
Ground Transportation–0.53%
CSX Corp.	155,333	5,515,875
Union Pacific Corp.	22,664	5,357,090
		10,872,965
Health Care Equipment & Supplies–4.50%
Baxter International, Inc.	1,346,071	30,650,037
Becton Dickinson & Co.	162,862	30,482,880
Medtronic PLC	325,132	30,965,572
		92,098,489
Health Care Providers & Services–4.67%
Cardinal Health, Inc.	212,994	33,431,538
CVS Health Corp.	467,741	35,262,994
Elevance Health, Inc.	57,209	18,485,372
Labcorp Holdings, Inc.	28,942	8,308,091
		95,487,995
Health Care REITs–0.40%
Healthcare Realty Trust, Inc.	459,779	8,289,815
		8,289,815
Hotels, Restaurants & Leisure–0.27%
Darden Restaurants, Inc.	22,052	4,197,819
Vail Resorts, Inc.	6,942	1,038,315
Wendy's Co.	29,225	267,701
		5,503,835
Household Durables–0.05%
Ethan Allen Interiors, Inc.	4,365	128,593
Whirlpool Corp.	10,442	820,741
		949,334
Household Products–0.38%
Kimberly-Clark Corp.	62,305	7,747,004
		7,747,004
Independent Power and Renewable Electricity Producers–0.01%
Clearway Energy, Inc. Class A	6,583	177,280
		177,280
Industrial Conglomerates–0.48%
Honeywell International, Inc.	46,638	9,817,299
		9,817,299
Industrial REITs–0.81%
Rexford Industrial Realty, Inc.	247,752	10,185,085
STAG Industrial, Inc.	183,724	6,483,620
		16,668,705
LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–3.20%
American Financial Group, Inc.	13,005	$1,895,088
American International Group, Inc.	139,218	10,934,182
AMERISAFE, Inc.	3,542	155,281
Cincinnati Financial Corp.	29,571	4,675,175
CNA Financial Corp.	3,419	158,847
Fidelity National Financial, Inc.	312,881	18,926,172
Unum Group	29,474	2,292,488
Willis Towers Watson PLC	76,759	26,516,396
		65,553,629
Interactive Media & Services–1.68%
Alphabet, Inc. Class C	79,413	19,341,036
Meta Platforms, Inc. Class A	20,366	14,956,383
		34,297,419
IT Services–0.60%
Cognizant Technology Solutions Corp. Class A	183,990	12,340,209
		12,340,209
Leisure Products–0.78%
Hasbro, Inc.	211,178	16,017,851
		16,017,851
Machinery–0.76%
CNH Industrial NV	534,846	5,803,079
Fortive Corp.	130,464	6,391,432
Snap-on, Inc.	9,859	3,416,439
		15,610,950
Media–1.66%
Comcast Corp. Class A	676,100	21,243,062
Interpublic Group of Cos., Inc.	69,061	1,927,492
Nexstar Media Group, Inc.	5,401	1,067,994
WPP PLC	1,958,677	9,688,675
		33,927,223
Metals & Mining–1.27%
Barrick Mining Corp.	287,203	9,411,643
Teck Resources Ltd. Class B	376,443	16,522,083
		25,933,726
Multi-Utilities–1.28%
Dominion Energy, Inc.	296,724	18,150,607
Sempra	90,057	8,103,329
		26,253,936
Oil, Gas & Consumable Fuels–7.69%
APA Corp.	67,401	1,636,496
BP PLC	6,123,698	35,063,741
Chevron Corp.	118,296	18,370,186
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	197,585	$18,689,565
Coterra Energy, Inc.	143,507	3,393,941
Enterprise Products Partners LP	582,600	18,217,902
EOG Resources, Inc.	102,583	11,501,606
HF Sinclair Corp.	30,232	1,582,343
Murphy Oil Corp.	25,420	722,182
ONEOK, Inc.	118,761	8,665,990
Ovintiv, Inc.	48,219	1,947,083
Shell PLC	779,170	27,732,814
Valero Energy Corp.	58,437	9,949,484
		157,473,333
Personal Care Products–0.02%
Interparfums, Inc.	3,486	342,953
		342,953
Pharmaceuticals–3.54%
AstraZeneca PLC	65,120	9,793,179
Bristol-Myers Squibb Co.	556,401	25,093,685
Merck & Co., Inc.	222,302	18,657,807
Pfizer, Inc.	148,436	3,782,149
Sanofi SA	163,517	15,079,813
		72,406,633
Professional Services–3.23%
Insperity, Inc.	6,891	339,037
Kforce, Inc.	3,159	94,707
Leidos Holdings, Inc.	78,879	14,904,976
Paychex, Inc.	61,381	7,780,656
Robert Half, Inc.	19,134	650,173
SS&C Technologies Holdings, Inc.	477,579	42,389,912
		66,159,461
Residential REITs–0.54%
AvalonBay Communities, Inc.	57,639	11,134,126
		11,134,126
Semiconductors & Semiconductor Equipment–2.25%
NVIDIA Corp.	35,715	6,663,704
Skyworks Solutions, Inc.	28,056	2,159,751
STMicroelectronics NV	259,638	7,270,152
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	44,528	12,436,225
Texas Instruments, Inc.	95,615	17,567,344
		46,097,176
Software–1.44%
Microsoft Corp.	56,918	29,480,678
		29,480,678
LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.66%
Crown Castle, Inc.	139,724	$13,481,969
		13,481,969
Specialty Retail–1.10%
Best Buy Co., Inc.	37,016	2,799,150
Buckle, Inc.	5,796	339,993
Home Depot, Inc.	45,882	18,590,928
Signet Jewelers Ltd.	7,820	750,094
		22,480,165
Technology Hardware, Storage & Peripherals–4.32%
Hewlett Packard Enterprise Co.	675,974	16,601,921
HP, Inc.	753,615	20,520,937
Samsung Electronics Co. Ltd. GDR	23,757	35,492,958
Western Digital Corp.	131,736	15,816,224
		88,432,040
Textiles, Apparel & Luxury Goods–0.02%
Carter's, Inc.	7,019	198,076
Oxford Industries, Inc.	2,756	111,728
		309,804
Tobacco–1.61%
Altria Group, Inc.	280,652	18,539,871
British American Tobacco PLC ADR	270,491	14,357,662
		32,897,533
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.19%
Fastenal Co.	216,014	$10,593,326
MSC Industrial Direct Co., Inc. Class A	8,733	804,659
Watsco, Inc.	6,589	2,663,933
WESCO International, Inc.	48,215	10,197,472
		24,259,390
Total Common Stock (Cost $1,560,559,700)		1,908,063,013
PREFERRED STOCK–0.74%
Henkel AG & Co. KGaA 2.97%	187,820	15,149,050
Total Preferred Stock (Cost $15,325,987)		15,149,050

MONEY MARKET FUND–5.37%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	109,895,326	109,895,326
Total Money Market Fund (Cost $109,895,326)		109,895,326

TOTAL INVESTMENTS–99.33% (Cost $1,685,781,013)	2,033,107,389
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.67%	13,729,722
NET ASSETS APPLICABLE TO 95,072,526 SHARES OUTSTANDING–100.00%	$2,046,837,111

†Non-income producing.
LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
17	CME British Pound Currency Futures	$1,429,169	$1,439,414	12/15/25	$—	$(10,245)
16	CME Euro Foreign Exchange Currency Futures	2,358,400	2,355,322	12/15/25	3,078	—
20	CME Japanese Yen Currency Futures	1,703,500	1,713,053	12/15/25	—	(9,553)
					3,078	(19,798)
Equity Contracts:
4	CME E-mini Consumer Staples Select Sector Futures	318,880	318,227	12/19/25	653	—
18	CME E-mini Russell 1000 Value Index Futures	1,815,480	1,803,998	12/19/25	11,482	—
4	CME E-mini S&P 500 Index Futures	1,347,750	1,318,852	12/19/25	28,898	—
107	CME E-mini S&P MidCap 400 Index Futures	35,162,340	35,158,785	12/19/25	3,555	—
37	Eurex EURO STOXX 50 Futures	2,407,003	2,338,531	12/19/25	68,472	—
12	FTSE 100 Index Futures	1,518,257	1,504,759	12/19/25	13,498	—
6	OSE Nikkei 225 Index Futures	1,825,337	1,754,334	12/11/25	71,003	—
					197,561	—
Total Futures Contracts					$200,639	$(19,798)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP BlackRock Dividend Value Managed Volatility Fund–5